CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities:
Net loss			$ (198,968,000)	$ (249,295,000)	$ (339,170,000)	$ (239,929,000)	$ (84,767,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized loss on marketable securities held in Trust Account			(126,000)	(39,000)	(20,000)	(25,000)	27,000
Changes in operating assets and liabilities:
Net cash used in operating activities			1,037,354,000	(312,779,000)	(272,050,000)	(1,179,637,000)	(218,553,000)
Cash Flows from Investing Activities:
Net cash used in investing activities			(50,820,000)	(79,601,000)	(95,078,000)	(7,432,000)	(29,942,000)
Cash Flows from Financing Activities:
Redemption of Class A common shares			0	(3,410,000)	(3,410,000)	(37,777,000)
Net cash provided by financing activities			(1,027,797,000)	642,355,000	646,179,000	1,496,494,000	161,177,000
Net Change in Cash			(41,263,000)	249,975,000	279,051,000	309,425,000	(87,318,000)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning Balance			684,822,000	405,771,000	405,771,000	96,346,000	183,664,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	$ 684,822,000	$ 643,559,000	643,559,000	$ 655,746,000	684,822,000	$ 405,771,000	$ 96,346,000
Social Capital Hedosophia Holdings Corp. II
Cash Flows from Operating Activities:
Net loss	(21,631)	(6,043,293)	(6,321,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account			(42,207)
Changes in operating assets and liabilities:
Prepaid expenses			(383,761)
Accrued expenses			4,362,316
Net cash used in operating activities	(21,631)		(2,384,847)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(414,000,000)
Net cash used in investing activities			(414,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	0		25,000
Proceeds from sale of Units, net of underwriting discounts paid			406,800,000
Proceeds from sale of Private Placement Warrants			9,200,000
Repayment of advances from related parties			(21,631)
Proceeds from promissory note - related party	21,631		1,438,497
Repayment of promissory note - related party			(300,000)
Payment of offering costs			(506,558)
Proceeds from promissory note	0
Net cash provided by financing activities	21,631		416,635,308
Net Change in Cash	0		250,461
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Beginning Balance	0		0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Ending Balance	$ 0	$ 250,461	250,461		$ 0
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption			396,006,810
Change in value of ordinary shares subject to possible redemption			(6,321,196)
Deferred underwriting fee			14,490,000
Offering costs included in accrued offering costs			$ 264,285